SHARE-BASED COMPENSATION PLANS	6 Months Ended
Jun. 30, 2019
SHARE-BASED COMPENSATION PLANS [Abstract]
SHARE-BASED COMPENSATION PLANS
8. SHARE-BASED COMPENSATION PLANS

2011 Equity Incentive Plan

In 2011, the Board of Directors established an incentive plan involving a maximum of 400,000 shares of which all shares were allocated among the management of the Company and the members of the Board of Directors.

In December 2015, the Board of Directors amended and restated the 2011 Equity Incentive Plan to reserve an additional 137,665 shares for issuance to persons employed in the management of the Company and members of the Board of Directors under the same terms as the original plan. The holders of the shares are entitled to voting rights as well as to receive dividends paid during the trade restriction period.

As of June 30, 2019, a total number of 112,165 common shares has been allocated. There were no shares granted, vested or forfeited in the period.

The compensation expense is recognized on a straight-line basis over the vesting period and is recorded as part of General and Administrative expenses. The total compensation expense related to shares under the plan was $0.2 million and $0.2 million for the six months ended June 30, 2019 and June 30, 2018, respectively.